Accumulated Other Comprehensive Income (Loss) - Reclassification Out of Each Component of AOCIL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassifications out of AOCIL [Abstract]
Interest expense	$ 19,447	$ 8,315	$ 16,217
Income tax expense	14,437	14,418	13,329
Total reclassifications for the period, net of tax	63,351	62,895	56,152
Reclassified From AOCIL
Reclassifications out of AOCIL [Abstract]
Total reclassifications for the period, net of tax			(1,795)
Unrealized Gains (Losses) on Securities AFS | Reclassified From AOCIL
Reclassifications out of AOCIL [Abstract]
Net gains (losses) on securities available for sale	(275)	1,411	267
Net impairment loss recognized in earnings	0	0	0
Total reclassifications before tax	(275)	1,411	267
Income tax expense	(58)	296	56
Total reclassifications for the period, net of tax	$ (217)	$ 1,115	211
Unrealized Losses on Cash Flow Hedges | Reclassified From AOCIL
Reclassifications out of AOCIL [Abstract]
Interest expense			2,539
Income tax expense			533
Total reclassifications for the period, net of tax			$ 2,006